Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	COSH
Entity Registrant Name	Cooper-Standard Holdings Inc.
Entity Central Index Key	0001320461